Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
6.	Intangible assets

	2018	2017	2016
Cost:
Opening balance as at January 1,	2,388,399	1,388,399	1,388,399
Additions	135,985	1,000,000	-
Closing balance as at December 31,	2,524,384	2,388,399	1,388,399

Accumulated amortization:
Opening balance as at January 1,	673,207	493,815	356,289
Amortization	193,472	179,392	137,526
Closing balance as at December 31,	866,679	673,207	493,815

Net book value as at December 31,	1,657,705	1,715,192	894,584

Intangible assets are comprised of licensing agreements and external software development costs.

On
March 29, 2017
the Company entered into an exclusive licensing agreement with Galderma Research & Development SNC (Galderma) to obtain access to retinoic acid receptor gamma agonist compounds and was granted exclusive rights to use these in non-dermatological indications. In accordance with this agreement, the Company paid a one
-time license fee of
$1
million, which was recorded as an intangible asset, and is committed to making certain future payments based on successful achievement of specific development and commercialisation milestones related to the licensed Galderma compounds (see note
14
).

During the year ended
December 31, 2018,
the Company recorded
$135,985
of external software development costs as an intangible asset.